UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ];                    Amendment Number:
This Amendment (Check only one):                [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                               Raiff Partners, Inc.
Address:                            152 West 57th Street
                                    New York, NY 10019

Form 13F File Number:               28-5866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Sheldon Brody
Title:             Chief Financial Officer
Phone:             212-247-6509

Signature, Place and Date of Signing:


/s/ Sheldon Brody               New York, NY            August 13, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

Number of other Included Managers:                                             3
Form 13F Information Table Entry Total                                        36
Form 13F Information Table Value Total:                     $117,032 (thousands)

List of Other Included Managers:

No.        Form 13F File No.                Name
---        -----------------                -----

01         28-5534                          Centurion Advisors, L.P.
02         28-5414                          Centurion Investment Group, L.P.
03         28-7106                          Centurion Investors, LLC

                             FORM 13F AS OF 6/30/09
                     REPORTING MANAGER: RAIFF PARTNERS, INC.

------------------------------------------------------------------------------------------------------------------------------------
            Column 1             Column 2         Column 3  Column 4            Column 5    Column 6   Column 7     Column 8

                                                             Fair
                                                             Market   Shares or             Invest-
                                  Title            Cusip     Value    Principal  SH/ PUT/    ment       Other     Voting Authority
         Name of Issuer         of Class           Number   x $1,000   Amount    PRN CALL  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN AXLE & MANUFACTURING       CS           024061103     2,581     750,400   SH         DEFINED    1,2,3    750,400
AT&T                                CS           00206R102     3,602     145,000   SH         DEFINED    1,2,3    145,000
BARCLAYS LTD.PREFERRED A         PFD ADR         06739H776       915      50,000   SH         DEFINED    1,2,3     50,000
CARROLS RESTAURANT GROUP            CS           14574X104     1,998     300,000   SH         DEFINED    1,2,3    300,000
CHINA FUND - MORGAN STANLEY         CS           617468103       792      25,000   SH         DEFINED    1,2,3     25,000
CNA FINANCIAL CORP                  CS           126117100     2,645     171,000   SH         DEFINED    1,2,3    171,000
CONN'S INC                          CS           208242107     1,250     100,000   SH         DEFINED    1,2,3    100,000
DRESS BARN                          CS           261570105     1,716     120,000   SH         DEFINED    1,2,3    120,000
ENERGY TRANSFER EQUITY LP        UNIT LP         29273V100     5,581     220,000   SH         DEFINED    1,2,3    220,000
FORD MOTOR COMPANY                  CS           345370860     6,070   1,000,000   SH         DEFINED    1,2,3  1,000,000
GENWORTH FINANCIAL INC             CL A          37247D106     2,516     360,000   SH         DEFINED    1,2,3    360,000
HEALTH MGMT ASSOC                  CL A          421933102     1,630     330,000   SH         DEFINED    1,2,3    330,000
HEALTHSOUTH CORP                    CS           421924309     7,426     514,300   SH         DEFINED    1,2,3    514,300
HESS CORP                           CS           42809H107     5,644     105,000   SH         DEFINED    1,2,3    105,000
ISHARES S&P PREF STK INDX      PFD STK IDX       464288687     8,678     270,000   SH         DEFINED    1,2,3    270,000
J.P. MORGAN CHASE                   CS           46625H100     3,411     100,000   SH         DEFINED    1,2,3    100,000
LIMITED BRANDS INC                  CS           532716107     4,070     340,000   SH         DEFINED    1,2,3    340,000
LINCOLN NATIONAL                    CS           534187109     8,519     495,000   SH         DEFINED    1,2,3    495,000
MCDONALD'S                          CS           580135101     3,162      55,000   SH         DEFINED    1,2,3     55,000
MOTOROLA                            CS           620076109     1,724     260,000   SH         DEFINED    1,2,3    260,000
NAVIOS MARITIME                     CS           Y62196103     1,222     288,900   SH         DEFINED    1,2,3    288,900
NAVIOS MARITIME PARTNERS, LP     UNIT LP         Y62267102     1,841     185,000   SH         DEFINED    1,2,3    185,000
PFIZER                              CS           717081103     1,500     100,000   SH         DEFINED    1,2,3    100,000
POWERSHARES CHINA             Golden Drg USX     73935X401     2,443     115,000   SH         DEFINED    1,2,3    115,000
POWERSHARES FINANCIALS PRFD
  PORTFOLIO                      PFD PTFL        73935X229     1,773     122,000   SH         DEFINED    1,2,3    122,000
PRUDENTIAL FINL                     CS           744320102     5,583     150,000   SH         DEFINED    1,2,3    150,000
REYNOLDS AMERICAN INC               CS           761713106     3,862     100,000   SH         DEFINED    1,2,3    100,000
SAKS INCORPORATED                   CS           79377W108     1,329     300,000   SH         DEFINED    1,2,3    300,000
SLM CORP                            CS           78442P106     2,157     210,000   SH         DEFINED    1,2,3    210,000
SMUCKER J M CO                      CS           832696405     5,109     105,000   SH         DEFINED    1,2,3    105,000
UNIVERSAL HEALTH REALTY
  INCOME TRUST                  SH BEN INT       91359E105       284       9,000   SH         DEFINED    1,2,3      9,000
VALIDUS HOLDINGS LTD                CS           G9319H102     2,857     130,000   SH         DEFINED    1,2,3    130,000
VECTOR GROUP LTD.                   CS           92240M108     4,358     305,000   SH         DEFINED    1,2,3    305,000
VERIZON COMMUN                      CS           92343V104     3,534     115,000   SH         DEFINED    1,2,3    115,000
WADDELL & REED FINANCIAL           CL A          930059100     2,901     110,000   SH         DEFINED    1,2,3    110,000
XL CAPITAL                         CL A          G98255105     2,349     205,000   SH         DEFINED    1,2,3    205,000

                                                             117,032
